Subsequent events - Convertible debenture (Details) - USD ($)		12 Months Ended
	Jul. 01, 2020	Jun. 30, 2020	Sep. 15, 2020
Subsequent Event [Line Items]
Principal amount of debentures converted		$ 800,000
Interest amount of debentures converted		$ 57,165
Number of shares issued upon conversion		827,057
Conversion price (in dollars per share)		$ 1.04
Subsequent events
Subsequent Event [Line Items]
Conversion price (in dollars per share)			$ 3.00
Subsequent events | Convertible debenture
Subsequent Event [Line Items]
Principal amount of debentures converted	$ 2,600,000
Interest amount of debentures converted	$ 84,630
Number of shares issued upon conversion	2,478,780
Conversion price (in dollars per share)	$ 1.08